Provision for Employee Severance Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Provision for employee severance benefits beginning balance	$ 11,003	$ 300
Provision for the year	195	14,017
Payments during the year	(11,094)	(3,314)
Provision for employee severance benefits ending balance	$ 104	$ 11,003